Note 19 - Transactions With Related Parties (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
Note 19 - Transactions With Related Parties (Details) [Line Items]
Equity Method Investment, Ownership Percentage	99.90%	99.90%
Targeted Cash on Cash Return	12.00%	12.00%
Related Party Transaction, Amounts of Transaction		$ 400,000
Debt Conversion, Converted Instrument, Amount	75,000
Debt Conversion, Converted Instrument, Shares Issued	524,838
Additional Cash Received [Member]
Note 19 - Transactions With Related Parties (Details) [Line Items]
Related Party Transaction, Amounts of Transaction	$ 20,000
New Ownership Upon Attaining Return Benchmarks [Member]
Note 19 - Transactions With Related Parties (Details) [Line Items]
Equity Method Investment, Ownership Percentage	20.00%	20.00%
Officers and Directors [Member]
Note 19 - Transactions With Related Parties (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	267,847